Equipment (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equipment
Opening amount	SFr 1,131	SFr 22,604
Additions		1,273
Depreciation charge	(424)	(3,759)
Assets transferred to Neurosterix Pharma Srl		(18,987)
Closing amount	707	1,131
Cost
Equipment
Opening amount	84,775
Closing amount	84,775	84,775
Accumulated depreciation
Equipment
Opening amount	(83,644)
Closing amount	(84,068)	(83,644)
Equipment
Equipment
Opening amount	1,131	22,604
Additions		1,273
Depreciation charge	(424)	(3,759)
Assets transferred to Neurosterix Pharma Srl		(18,987)
Closing amount	707	1,131
Equipment | Cost
Equipment
Opening amount	84,775
Closing amount	84,775	84,775
Equipment | Accumulated depreciation
Equipment
Opening amount	(83,644)
Closing amount	SFr (84,068)	SFr (83,644)